Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income:
Total interest income	$ 8,411,000	$ 8,648,000	$ 7,609,000	$ 6,650,000	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 31,318,033	$ 26,330,929
Expenses:
Interest on borrowed funds									617,654	1,069,988
Income before income taxes and equity in undistributed income of subsidiary									6,243,088	5,126,146
Income tax benefit	572,000	456,000	270,000	306,000	148,000	269,000	346,000	315,000	1,603,593	1,077,379
Net income	1,498,000	1,104,000	812,000	1,225,000	1,168,000	872,000	1,037,000	971,000	4,639,495	4,048,767
Parent Company [Member]
Income:
Interest and dividends									5,610	6,212
Dividend income									3,100,000	980,000
Other									0	0
Total interest income									3,105,610	986,212
Expenses:
Interest on borrowed funds									186,581	206,594
Legal									773,163	112,203
Other									810,323	404,447
Total Operating expenses									1,770,067	723,244
Income before income taxes and equity in undistributed income of subsidiary									1,335,543	262,968
Income tax benefit									511,743	169,274
Income before equity in undistributed income of subsidiary									1,847,286	432,242
Equity in undistributed income of subsidiary									2,792,209	3,616,525
Net income									$ 4,639,495	$ 4,048,767